UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30th, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 6300 Bridgepoint Parkway
	  Building One, Suite 320
	  Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kent Arnett
Title:    Chief Compliance Officer
Phone:    512-767-6700
Signature, Place, and Date of Signing:

Kent Arnett    Austin, TX   November 2, 2010
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   70
Form 13F Information Table Value Total:   $4712342
List of Other Included Managers:

 No.  13F File Number     Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abercrombie & Fitch            common           002896207     7864   200000 SH       SOLE                   197000              3000
Altria Group                   common           02209S103     1261    52501 SH       SOLE                                      52501
AmeriCredit Corp.              common           03060R101     1333    54500 SH       SOLE                                      54500
American Express Co.           common           025816109    14025   333700 SH       SOLE                   322000             11700
Apollo Group                   common           037604105    85602  1667039 SH       SOLE                  1631439             35600
BNY Mellon Corp                common           064058100    27219  1041691 SH       SOLE                  1041691
Bancorp Inc., The              common           05969A105    13790  2061342 SH       SOLE                  1789655            271687
Bank of America                common           060505104     6116   466500 SH       SOLE                   466500
Becton Dickinson               common           075887109    77608  1047343 SH       SOLE                  1007043             40300
Berkshire Hath Cl. A           common           084670108    16683      134 SH       SOLE                                        134
Berkshire Hath Cl. B           common           084670702     1976    23900 SH       SOLE                                      23900
Block H&R                      common           093671105   100038  7724958 SH       SOLE                  7663108             61850
CR Bard Inc.                   common           067383109   155667  1911668 SH       SOLE                  1907268              4400
Clorox Co.                     common           189054109   246886  3698107 SH       SOLE                  3634448             63659
Coca-Cola Co.                  common           191216100   394080  6734106 SH       SOLE                  6514941            219165
Colgate Palmolive              common           194162103     5426    70600 SH       SOLE                    70000               600
Comcast Corp. Spl A            common           20030N200   150152  8827274 SH       SOLE                  8710674            116600
ConocoPhillips                 common           20825C104   220269  3835426 SH       SOLE                  3817176             18250
Corning Inc.                   common           219350105    51770  2832072 SH       SOLE                  2824572              7500
Covidien Plc.                  common           G2554F105    65605  1632375 SH       SOLE                  1615900             16475
Dell Inc.                      common           24702R101    13867  1070000 SH       SOLE                  1070000
Dish Network Corp.             common           25470M109     8047   420000 SH       SOLE                   420000
Dun & Bradstreet Corp.         common           26483E100     3032    40900 SH       SOLE                                      40900
Ebay Inc.                      common           278642103    85440  3501646 SH       SOLE                  3369046            132600
Equifax Inc.                   common           294429105     1713    54900 SH       SOLE                                      54900
Exelon Corp.                   common           30161N101     1145    26900 SH       SOLE                                      26900
Exxon Mobil Corp.              common           30231G102     2861    46300 SH       SOLE                    35000             11300
Hewlett-Packard Co.            common           428236103   100798  2395956 SH       SOLE                  2391281              4675
Johnson & Johnson              common           478160104   197343  3185014 SH       SOLE                  3082349            102665
Kraft Foods, Inc.              common           50075n104     1137    36837 SH       SOLE                                      36837
Lancaster Colony Corp.         common           513847103    47028   990057 SH       SOLE                   941356             48701
Leucadia Nat'l Corp.           common           527288104     2721   115200 SH       SOLE                                     115200
Liberty Media Int. A           common           53071M104    65878  4805075 SH       SOLE                  4554124            250951
Loews Corp.                    common           540424108    12128   320000 SH       SOLE                   320000
MGIC Investment                common           552848103      277    30000 SH       SOLE                    30000
Markel Corp.                   common           570535104      310      900 SH       SOLE                                        900
Medtronic, Inc.                common           585055106    13432   400000 SH       SOLE                   400000
Microsoft Corp.                common           594918104   273075 11150466 SH       SOLE                 10876946            273520
News Corp. Cl. A               common           65248E104   479084 36683277 SH       SOLE                 36312777            370500
News Corporation               common           65248E203     1205    80000 SH       SOLE                                      80000
Patterson Companies            common           703395103    14325   500000 SH       SOLE                   500000
Paychex Inc.                   common           704326107      594    21600 SH       SOLE                                      21600
PepsiCo Inc.                   common           713448108   429803  6469035 SH       SOLE                  6402985             66050
Pfizer Inc.                    common           717081103   286162 16666397 SH       SOLE                 16430197            236200
Philip Morris Int'l            common           718172109     2980    53201 SH       SOLE                                      53201
Prestige Brands Hldgs          common           74112D101     4417   446600 SH       SOLE                   446600
Procter & Gamble Co.           common           742718109   170635  2845343 SH       SOLE                  2745246            100097
Resource America Inc.          common           761195205     9085  1599466 SH       SOLE                  1562866             36600
Sara Lee Corp.                 common           803111103      226    16800 SH       SOLE                                      16800
Stryker Corp.                  common           863667101    92913  1856408 SH       SOLE                  1812008             44400
Sysco Corporation              common           871829107    92340  3237720 SH       SOLE                  3222970             14750
TJX Co.                        common           872540109     2290    51300 SH       SOLE                                      51300
Total System Svc. Inc.         common           891906109    49874  3272568 SH       SOLE                  3252368             20200
Toyota Industries ADR          common           892330101    31282  1180000 SH       SOLE                  1180000
Tyco International             common           H89128104     3641    99125 SH       SOLE                    87500             11625
U.S. Bancorp                   common           902973304   117911  5453793 SH       SOLE                  5430575             23218
United Healthcare              common           91324P102    72314  2059652 SH       SOLE                  2053302              6350
United Parcel Service          common           911312106     1961    29406 SH       SOLE                                      29406
Viacom Inc. Cl. A              common           92553P102      945    23575 SH       SOLE                                      23575
Viacom Inc. Cl. B              common           92553P201   251777  6957084 SH       SOLE                  6775184            181900
Wal Mart Stores Inc.           common           931142103    70978  1326205 SH       SOLE                  1270804             55401
Walgreen Co.                   common           931422109     2228    66500 SH       SOLE                                      66500
WellPoint Inc.                 common           94973V107     8524   150500 SH       SOLE                   150500
Wells Fargo & Co.              common           949746101      847    33700 SH       SOLE                    14500             19200
Wesco Financial Co.            common           950817106     2070     5780 SH       SOLE                                       5780
Western Union Co.              common           959802109     2725   154201 SH       SOLE                                     154201
WisdomTree Japan ETF                            97717W836      300 7400.000 SH       SOLE                 7400.000
Interpublic Grp. Pfd.                           460690803    28575    29010 SH       SOLE                    29000                10
SLM Corp. Pfd. A                                78442P205     6525   163200 SH       SOLE                   160000              3200
Telephone & Data Pfd.                           879433878      204     8130 SH       SOLE                                       8130